Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
20	SUBSEQUENT EVENT
On March 10, 2022, the Company granted
 10,416,958
options to the employees. The options allowed the employees to purchase Class A ordinary shares under the 2021 Plan, at an exercise price of US$13.39 per option.